Investments - Fixed Maturities, AFS (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, amortized cost	$ 17,363	$ 18,689
Allowance for Credit Losses	(16)	0	$ 0
Debt Securities, Available-for-Sale, Excluding Accrued Interest	15,106	15,714
Total fixed maturities, available-for-sale
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, amortized cost	17,335	18,689
Allowance for Credit Losses	(16)	0
Gross Unrealized Gains	38	3
Gross Unrealized Losses	(2,503)	(3,309)
Debt Securities, Available-for-Sale, Excluding Accrued Interest	14,854	15,383
Asset-backed securities
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, amortized cost	376	276
Allowance for Credit Losses	0	0
Gross Unrealized Gains	3	0
Gross Unrealized Losses	(16)	(22)
Debt Securities, Available-for-Sale, Excluding Accrued Interest	363	254
Collateralized loan obligations
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, amortized cost	970	703
Allowance for Credit Losses	(2)	0
Gross Unrealized Gains	3	0
Gross Unrealized Losses	(5)	(27)
Debt Securities, Available-for-Sale, Excluding Accrued Interest	966	676
Commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, amortized cost	1,639	1,724
Allowance for Credit Losses	(7)	0	0
Gross Unrealized Gains	0	1
Gross Unrealized Losses	(186)	(211)
Debt Securities, Available-for-Sale, Excluding Accrued Interest	1,446	1,514
Corporate bonds
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, amortized cost	11,245	12,565
Allowance for Credit Losses	(7)	0	$ 0
Gross Unrealized Gains	22	2
Gross Unrealized Losses	(1,715)	(2,326)
Debt Securities, Available-for-Sale, Excluding Accrued Interest	9,545	10,241
Foreign governments
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, amortized cost	442	377
Allowance for Credit Losses	0	0
Gross Unrealized Gains	10	0
Gross Unrealized Losses	(48)	(62)
Debt Securities, Available-for-Sale, Excluding Accrued Interest	404	315
Municipal bonds
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, amortized cost	961	1,309
Allowance for Credit Losses	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(158)	(269)
Debt Securities, Available-for-Sale, Excluding Accrued Interest	803	1,040
Residential mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, amortized cost	508	503
Allowance for Credit Losses	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(63)	(86)
Debt Securities, Available-for-Sale, Excluding Accrued Interest	445	417
U.S. Treasury bonds
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, amortized cost	1,194	1,232
Allowance for Credit Losses	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(312)	(306)
Debt Securities, Available-for-Sale, Excluding Accrued Interest	882	$ 926
Short-term investments
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, amortized cost	28
Allowance for Credit Losses	0
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Debt Securities, Available-for-Sale, Excluding Accrued Interest	$ 28